Consolidated statement of changes in equity (Parenthetical) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Movement in treasury shares		£ (308)	[1]	£ (269)	£ (285)
Retained earnings
Movement in treasury shares	[1]	£ 71

[1]	The movement in treasury shares of £71m reflects the difference between the release price and the purchase price of the treasury shares transferred to retained earnings.